Prospectus Supplement	August 30, 2021

George Putnam Balanced Fund
Prospectus dated November 30, 2020

Effective August 31, 2021, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kathryn Lakin, Director of Equity Research, portfolio manager of the fund since 2019

Andrew Benson, Portfolio Manager, portfolio manager of the fund since 2021

Paul Scanlon, Co-Head of Corporate and Tax-exempt Credit, portfolio manager of the fund since 2016

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective August 31, 2021, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Kathryn Lakin	2019	Putnam Management	Director of Equity Research
		2012–Present	Previously, Co-Director of Equity
			Research, Assistant Director of Global
			Equity Research
Andrew Benson	2021	Putnam Management	Portfolio Manager
		2008–Present	Previously, Trader
Paul Scanlon	2016	Putnam Management	Co-Head of Corporate and Tax-exempt
		1999–Present	Credit
			Previously, Co-Head of Fixed Income

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

327261 8/21

Statement of Additional Information Supplement	August 30, 2021
George Putnam Balanced Fund
Statement of Additional Information dated November 30, 2020

Effective August 31, 2021, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Kathryn Lakin, Andrew Benson and Paul Scanlon. These subsections are also supplemented solely with regard to Mr. Benson as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of July 31, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Andrew Benson	0	$0	0	$0	3	$12,681,000,000

Ownership of securities

The dollar range of shares of the fund owned by Mr. Benson as of July 31, 2021, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

SAI supp - 8/21